Statement of Changes in Net Assets Available for Benefits - SiteOne Savings and Investment Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Interest and dividend income	$ 5,448,208
Net appreciation in fair value of investments	79,731,017
Total investment income	85,179,225
Interest income on notes receivable from participants	900,396
Contributions:
Participant contributions	39,975,193
Employer contributions, net of forfeitures	16,450,461
Participant rollovers	4,830,243
Total contributions	61,255,897
Deductions:
Benefits paid to participants and beneficiaries	(62,810,377)
Administrative expenses	(516,302)
Total deductions	(63,326,679)
Net increase	84,008,839
Net assets available for benefits:
Beginning of year	519,128,570
End of year	$ 603,137,409